Equity - Class S Ordinary (Details) - Class S Ordinary - shares shares in Millions	Sep. 30, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Units issued (in shares)	5.4	5.8
Units outstanding (in shares)	5.4	5.8